Consolidation and Basis of Presentation and Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Earnings Per Common Share

(dollars and units in thousands, except per unit amounts)	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Units Outstanding
Weighted average common units - basic and diluted	41,841	40,392	41,679	39,763

Calculation of Earnings per Unit - basic and diluted
Income from continuing operations	$15,411	$14,365	$34,436	$26,419
Income from continuing operations attributable to noncontrolling interests	51	68	162	147
Income from continuing operations available for common unitholders, adjusted	$15,360	$14,297	$34,274	$26,272

Income from discontinued operations	$32,496	$14,056	$33,189	$24,486
Income from discontinued operations attributable to noncontrolling interests	109	67	157	136
Income from discontinued operations available for common unitholders, adjusted	$32,387	$13,989	$33,032	$24,350

Earnings per unit - basic and diluted:
Income from continuing operations available for common unitholders	$0.37	$0.35	$0.82	$0.66
Income from discontinued operations available for common unitholders	0.77	0.35	0.79	0.61
Net income available for common unitholders	$1.14	$0.70	$1.61	$1.27